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HSBC U.S. Government Money Market Fund
HSBC U.S. Government Money Market Fund
Investment Objective
The investment objective of the HSBC U.S. Government Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such a brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HSBC U.S. Government Money Market Fund	Class A Shares	Class C Shares	Class D Shares	Class E Shares	Class I Shares	Intermediary Class Shares	Intermediary Service Class Shares	Class Y Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses - HSBC U.S. Government Money Market Fund		Class A Shares	Class C Shares [1]	Class D Shares	Class E Shares [1]	Class I Shares	Intermediary Class Shares	Intermediary Service Class Shares	Class Y Shares
Management Fee		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee		none	0.75%	none	none	none	none	none	none
Shareholder Servicing Fee		0.40%	0.25%	0.25%	0.10%	none	0.05%	0.10%	none
Other Operating Expenses		0.14%	0.14%	0.14%	0.04%	0.04%	0.14%	0.14%	0.14%
Total Other Expenses		0.54%	0.39%	0.39%	0.14%	0.04%	0.19%	0.24%	0.14%
Total Annual Fund Operating Expenses		0.64%	1.24%	0.49%	0.24%	0.14%	0.29%	0.34%	0.24%
Fee Waiver and/or Expense Reimbursement	[2]						0.11%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.64%	1.24%	0.49%	0.24%	0.14%	0.18%	0.20%	0.24%
[1]	During the Fund’s prior fiscal year, Class C Shares and Class E Shares were not operational. Therefore, these amounts have been estimated.
[2]	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Shares, and Intermediary Service Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2023 . The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HSBC U.S. Government Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	65	205	357	798
Class C Shares	226	393	681	1,110
Class D Shares	50	157	274	616
Class E Shares	25	77	135	306
Class I Shares	14	45	79	179
Intermediary Class Shares	18	82	152	357
Intermediary Service Class Shares	20	95	177	417
Class Y Shares	25	77	135	306

For the share class listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
HSBC U.S. Government Money Market Fund | Class C Shares | USD ($)	126	393	681	1,110

Principal Investment Strategies

The Fund is a government money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized fully by these types of obligations. In addition, the Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Government Securities and repurchase agreements collateralized fully by these types of obligations. The Fund will invest in securities with maturities of (or deemed maturities of) 397 days or less and will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund invests in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. government agencies and instrumentalities established under the authority of an Act of Congress. This includes securities of various U.S. government agencies which, while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury. The Fund may invest in, among other things, obligations that are supported by the “full faith and credit” of the United States (e.g., obligations guaranteed by the Government National Mortgage Association); supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association); or supported only by the credit of the agency or instrumentality (e.g., obligations of the Federal Farm Credit Bank). The Fund may also invest in repurchase agreements that are collateralized by U.S. Government Securities, as well as securities of other money market funds that primarily invest in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

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Debt Instruments Risk: The risks of investing in debt instruments include:

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Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

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Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.

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Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.

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Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

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Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

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Stable NAV Risk: The Fund may not be able to maintain an NAV per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

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U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. U.S. Government Securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class I Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	6/30/2019	0.58%
Worst Quarter:	9/30/2013	0.00%

The table below lists the average annual total returns for each class of shares for various time periods. As of December 31, 2021, the 7-day yields of the Fund’s Class A, Class D, Class I, Intermediary, Intermediary Service and Class Y Shares were 0.01%, 0.01%, 0.03%, 0.02%, 0.02% and 0.01%, respectively. The 7-day yield information is not provided for Class C and Class E Shares because there were no Class C or Class E shareholders as of December 31, 2021. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2021)	[1]
Average Annual Total Returns - HSBC U.S. Government Money Market Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A Shares		May 03, 1990	0.01%	0.67%	0.34%	2.28%
Class C Shares	[1]	Nov. 20, 2006				1.39%
Class D Shares		Apr. 01, 1999	0.01%	0.77%	0.39%	1.43%
Class E Shares	[1]	Jul. 12, 2016				0.34%
Class I Shares	[1]	Dec. 24, 2003	0.03%	1.02%	0.54%	1.00%
Intermediary Class Shares		Jul. 12, 2016	0.02%	0.99%		0.93%
Intermediary Service Class Shares		Jul. 12, 2016	0.02%	0.97%		0.91%
Class Y Shares		Jul. 01, 1996	0.01%	0.93%	0.49%	1.96%
[1]	Class C, Class E and Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return is not provided for Class C and Class E Shares because there were no Class C or Class E shareholders as of December 31, 2021.

[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.